COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
6.	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the ordinary course of business. The Company is not currently party to any legal proceedings, the adverse outcome of which, in the Company’s management’s opinion, individually or in the aggregate, would have a material adverse effect on the Company’s results of operations or financial position.

Lease Commitments

The Company’s Headquarters and Neurometric Services business is located at 26522 La Alameda, Suite 290, Mission Viejo, CA 92691, which is 2,290 sqft in size. The lease period commenced on February 1, 2016 and terminates on January 31, 2018. The rent for the first four months was $2,290 per month, which is abated by 50%; for months 5 through 12 the rent increased to $4,580 per month and for the final 12 months the rent will increase by 5% to $4,809 per month.

On February 2, 2016, we signed a 23.5 month lease for 1,092 sqft of office space to house our EEG testing center. The premises are located at 25201 Paseo De Alicia, Laguna Hills, CA 92653. The lease period commenced on February 15, 2016 and terminates on January 31, 2018. The rent for first half month of February was prorated at $928.20; for the next 11 months the rent was $1,856 per month, and for the remaining twelve months the rent will increase by 3% to $1,911 per month. The landlord abated the rent for March 2016 and will apply $1,911 of the security deposit on account against the base rent due for February 2017.

The Company incurred rent expense for operations of $36,500 and $28,400 for the six months ended March 31, 2017 and 2016, respectively.

On January 20, 2016, we entered into a financial lease to acquire a Canon Copier costing $6,700.  The term of the lease is 60 months ending January 2021 with a monthly payment of $135. As of March 31, 2017 the remaining principal lease obligation is $6,200, of which $1,200 is due in fiscal 2017, $1,600 is due per year for the years 2018-2020; and $600 due in 2021.

	Payments due by period
Contractual Obligations	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years

Operating Lease Obligations	$67,200	$40,400	$26,800	-	-
Capital Lease Obligations	6,200	800	4,800	600	-
Total	$73,400	$41,200	$31,600	600	-

9.	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the ordinary course of business. Other than as set forth below, the Company is not currently party to any legal proceedings, the adverse outcome of which, in the Company’s management’s opinion, individually or in the aggregate, would have a material adverse effect on the Company’s results of operations or financial position.

Since June 2009, the Company has been involved in litigation against Leonard J. Brandt, a stockholder, former Director and the Company’s former Chief Executive Officer (“Brandt”) in the Delaware Chancery Court, the Supreme Court of the State of Delaware, the United States District Court for the Central District of California and the Superior Court for the State of California, Orange County. Other than current actions described below, the Company has prevailed in all actions or the matters have been dismissed.

On April 11, 2011, Brandt and his family business partnership Brandt Ventures, GP, filed an action in the Superior Court for the State of California, Orange County against the Company, one of its stockholders, SAIL Venture Partner, LP, and Mr. David Jones, a former member of the Board, alleging breach of a promissory note agreement entered into by Brandt Ventures, GP and the Company and alleging that Mr. Brandt was wrongfully terminated as Chief Executive Officer in April, 2009.  The Company was served with a summons and complaint in the action on July 19, 2011.

On November 1, 2011, Mr. Brandt and Brandt Ventures filed an amended complaint amending their claims and adding new claims against the same parties. On March 12, 2012, the court sustained demurrers to certain of the counts against each defendant. On March 22, 2012, the plaintiffs filed a second amended complaint modifying certain of their claims, but did not add new claims. On February 6, 2013, the plaintiffs moved for leave to amend the second amended complaint and file a third amended complaint. On March 6, 2013, the Court granted leave to amend, but awarded fees and costs for the defendants to again make dispositive motions. The third amended complaint adds a claim for breach of the promissory note and seeks to foreclose on the collateral securing the note obligation.  In addition, Mr. Brandt is seeking approximately $170,000 of severance and compensatory and punitive damages in connection with his termination.  The plaintiffs also seek rescission of a $250,000 loan made by Brandt Ventures, GP to the Company which was converted into Common Stock in accordance with its terms and restitution of the loan amount.

A trial date had originally been set for May 2014. However, plaintiffs’ counsel requested a continuance until August 2014, to which the Company agreed.  On June 18, 2014, at plaintiffs’ counsel’s request, the Company entered into a Standstill and Tolling Agreement, whereby the parties agreed to seek a stay of the litigation and plaintiffs agreed to provide the Company with an executed dismissal of all the claims without prejudice, with the ability to re-file the third amended complaint, without change, on or before June 18, 2015.  The Company had the right to file the executed stipulation of dismissal if the Court lifted the stay.  On May 7, 2015, the parties agreed to continue the Standstill and Tolling Agreement until May 6, 2016, on the same terms. On May 12, 2015, the Court agreed to stay the case for another six months.  On November 4, 2015 the Court lifted the stay, and set the case for trial on March 7, 2016.  On February 3, 2016, the Company filed the executed stipulation of dismissal, thereby ending the current action in Orange County which was captioned Leonard J. Brandt and Brandt Ventures, GP v. CNS Response, Inc., Sail Venture Partners and David Jones, case no. 30-2011-00465655-CU-WT-CJC.

On August 8, 2016, the Company entered into a Settlement Agreement and Mutual General Release (“Settlement Agreement”) with Leonard Brandt, Brandt Ventures, GP. The Settlement Agreement is a mutual release of all complaints including actions against SAIL Venture Partners (SAIL) and David Jones. The Settlement Agreement was approved by the Board on August 15, 2016. The Settlement Agreement terms included a cash payment of $225,000 paid on August 16, 2016, along with the issuance of a $50,000 Note convertible into 5,000 shares of Common Stock at $10.00 per share and a Note Warrant for the purchase of 5,000 shares at $10.00 per share. The terms of the Note and the Warrant were substantially the same as the Notes and Warrants issued pursuant to the Second Amended Note and Warrant Purchase Agreement described in Note 3. Convertible Debt and Equity Financing: and include a Security Agreement and Registration Rights Agreement.

On September 19, 2016, the Company entered into a Second Omnibus Amendment, with a majority of over 80% of the noteholders, thereby amending: (i) the Notes, (ii) the Second Amended Note and Warrant Agreement, as amended and (iii) the Warrants. Pursuant to the Second Omnibus Amendment, the Company had the option, exercisable at any time after September 1, 2016, to mandatorily convert all Notes into shares of the Company's common stock at $5.00 per share and cancel all Warrants. The Company exercised the its Mandatory Conversion on September 19, 2016 and, on September 21, 2016, converted the entire outstanding principal balance of $6,000,000, plus accrued interest of $317,000 on all of the Notes into 1,263,406 shares of the Company's common stock at a conversion price of $5.00 per share and (ii) cancelled all Warrants. The $50,000 Note issued to Brandt Ventures and interest on the Note was converted into 10,047 shares of Common Stock. (refer to Note 3. Convertible Debt and Equity Financing).

Lease Commitments

The Company had its Headquarters and Neurometric Services business premises located at 85 Enterprise, Aliso Viejo, California 92656 from February 2010 through January 2016.  The Company relocated its new Headquarters and Neurometric Services business to 26522 La Alameda, Suite 290, Mission Viejo, CA 92691, which is 2,290 sqft in size. We signed a 24 month lease for our new location on January 22, 2016. The lease period commenced on February 1, 2016 and terminates on January 31, 2018. The rent for the first four months is $2,290 per month, which is abated by 50%; for months 5 through 12 the rent increases to $4,580 per month and for the final 12 months the rent will increase by 5% to $4,809 per month.

On February 2, 2016, we signed a 23.5 month lease for 1,092 sqft of office space to house our EEG testing center. The premises are located at 25201 Paseo De Alicia, Laguna Hills, CA 92653. The lease period commenced on February 15, 2016 and terminates on January 31, 2018. The rent for first half month of February was prorated at $928.20; for the next 11 months the rent is $1,856 per month, and for the remaining twelve months the rent will increase by 3% to $1,911 per month. The landlord abated the rent for March 2016.

The Company incurred rent expense from operations of $64,900 and $48,900 for the fiscal years ended September 30, 2016 and 2015, respectively.

On April 24, 2013, we entered into a financial lease to acquire additional EEG equipment costing $8,900.  The term of the lease is 36 months ending May 2016 with a monthly payment of $325. As of June 30, 2016 the lease was paid off.

On January 20, 2016, we entered into a financial lease to acquire a Canon Copier costing $6,700.  The term of the lease is 60 months ending January 2021 with a monthly payment of $135. As of September 30, 2016 the remaining principal lease obligation is $5,900, of which $1,200 in fiscal 2017 with $1,400 due per year for the years 2018-2020; and $500 due in 2021.

	Payments due by period
Contractual Obligations	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years

Operating Lease Obligations	$99,900	$73,100	$26,800	-	-
Capital Lease Obligations	5,900	1,200	4,200	500	-
Total	$105,800	$74,300	$31,000	500	-